Expected credit loss measurement	12 Months Ended
Dec. 31, 2018
Disclosure Of Provision Matrix [Line Items]
Disclosure Of Financial Assets Explanatory

Additional information

Note 23 Expected credit loss measurement

a) Expected credit losses in the period

Total net credit loss expenses amounted to USD 118 million in 2018, reflecting expected credit losses (ECL) of USD 23 million related to stage 1 and 2 positions and net losses of USD 95 million related to credit-impaired (stage 3) positions.

In the Investment Bank and Global Wealth Management, increased stage 1 and 2 ECL provisions recognized over the year primarily relate to loans and credit facilities originated during 2018 and to a lesser extent to changes in credit quality of existing assets. In Personal & Corporate Banking, ECL remained unchanged over the year primarily because increased ECL from new transactions and minor changes in applied credit risk models were offset by ECL net recoveries as a lower proportion of transactions was subject to stage 2 classification.

Stage 3 net losses of USD 95 million were recognized across a number of defaulted positions, mainly in Personal & Corporate Banking (USD 56 million) and to a lesser extent in the Investment Bank (USD 29 million).

b) Changes to ECL models, scenarios, scenario weights and key inputs

Refer to Note 1a and 1c for information on ECL models, scenarios, scenario weights and key inputs applied at transition to IFRS 9 as of 1 January 2018. No changes were applied to the determination of a significant increase in credit risk (SICR) and the ECL measurement period during the year 2018. Apart from updating market data, such as house prices, equity indices and foreign exchange rates, and macroeconomic factors, such as gross domestic product (GDP) and unemployment rates, no significant changes were applied to the models used to calculate ECL during the year 2018.

The four scenarios and the related macroeconomic factors were reviewed in light of the economic and political conditions prevailing at year-end 2018. UBS has determined that the fundamental risk assessment made upon transition to IFRS 9 on 1 January 2018 is still appropriate and that potential developments remain suitably covered by the baseline scenario, which is aligned with the business plan, and the three additional scenarios introduced to capture potential non-linearity of credit losses required under IFRS 9. The key parameters (e.g., the real GDP growth, consumer price inflation, unemployment rate) of each scenario have been updated over the course of the year, but remained materially unchanged from what was applied at transition (refer to Note 1c). The key parameters applied as of 31 December 2018 are summarized in the table on the following page.

The determination of the scenario weights is subject to the process and governance outlined in Note 1a Section 3g. An econometric model is used to provide an input into the scenario weight assessment process giving a first indication of the probability that the GDP forecast used for each scenario would materialize, if historically observed deviations of GDP growth from trend growth were representative. As such historical analyses of GDP development do not include an assessment of the underlying economic or political causes, management positions the model output into the context of current conditions and future expectations and applies judgment in determining the final scenario weights. The reviews during 2018 reflected the increasing probability of a weakening economy in key markets, after a long spell of substantial expansion, and the uncertainties about the influence that several political developments with unforeseeable outcomes may have on future growth. At year-end 2018, management reflected these developments by giving more weight to the mild and severe downside scenarios compared to transition date.

Non-linearity of credit losses in relation to macroeconomic factors is usually most pronounced in portfolios that are most sensitive to interest rates, especially in the areas of mortgage loans to private clients and real estate financing. The mild downside scenario reflects a significant rise of interest rates as a key component and is also particularly relevant for credit risk management purposes.

As noted above, scenario weights are a reflection of risks identified during management’s assessment of economic and geopolitical risks and not a specific expectation that a particular narrative with its defined macroeconomic factors (e.g., interest rates) will materialize. Other scenarios for a mild downside with less focus on interest rates would, however, not have been representative of the potential asymmetry of loan losses in a downturn. A more severe recession can be triggered by political factors that cannot be modeled based on observed history; given this consideration, the weight assigned to the severe downside case was based on management’s assessment of the geopolitical risks that might affect all of our key markets and portfolios.

ECL scenario

Assigned weights in %

31.12.18

1.1.18

Upside

10.0

20.0

Baseline

45.0

42.5

Mild downside

35.0

30.0

Severe downside

10.0

7.5

	1-year shock				3-year cumulative shock
Key parameters	Upside	Baseline	Mild downside	Severe downside	Upside	Baseline	Mild downside	Severe downside
Real GDP growth (% change)
United States	5.5	2.8	(0.5)	(5.2)	9.9	7.0	0.0	(3.6)
Eurozone	4.3	1.8	(0.3)	(10.4)	8.5	4.7	0.7	(13.4)
Switzerland	5.0	2.0	(0.8)	(7.0)	9.4	5.5	(0.1)	(6.9)
Consumer price inflation (% change)
United States	3.5	2.1	4.9	(1.0)	10.4	5.5	11.1	0.6
Eurozone	2.4	1.6	2.8	(1.1)	8.1	5.3	6.2	(1.4)
Switzerland	1.4	0.9	1.8	(1.8)	7.1	2.8	4.2	(1.2)
Unemployment rate (%, average)
United States	(1.7)	(0.6)	0.6	3.4	(1.5)	(0.5)	1.8	2.9
Eurozone	(1.0)	(0.5)	0.0	3.2	(1.9)	(0.9)	0.1	3.7
Switzerland	(1.5)	(0.3)	0.6	4.3	(1.4)	0.1	1.6	5.3
Fixed income: 10-year government bonds (bps)
USD	61.0	3.9	187.5	(160.0)	249.1	5.7	262.5	(135.0)
EUR	40.0	22.0	75.0	(20.0)	146.7	60.7	225.0	(10.0)
CHF	48.0	19.7	187.5	(75.0)	208.0	53.2	262.5	(40.0)
Equity indices (% change)
S&P 500	14.8	5.8	(20.3)	(50.1)	38.7	15.1	(23.5)	(48.2)
EuroStoxx 50	17.0	6.0	(15.5)	(63.7)	38.4	15.6	(14.7)	(65.9)
SPI	13.9	4.2	(19.0)	(56.2)	37.1	10.4	(24.0)	(56.7)
Swiss real estate (% change)
Single-Family Homes	4.5	(0.3)	(7.3)	(15.2)	14.1	1.4	(15.8)	(27.0)
Other real estate (% change)
United States (S&P/Case-Shiller)	10.3	6.9	(2.7)	(16.0)	30.9	17.7	(17.0)	(22.1)
Eurozone (Housing Price Index)	4.9	1.9	(0.2)	(9.5)	15.4	8.2	3.0	(18.3)

c) Development of ECL allowances and provisions

The ECL allowances and provisions recognized in the period are impacted by a variety of factors, such as:

  origination of new instruments during the period;
  effect of passage of time as the ECL on an instrument for the remaining lifetime reduces (all other factors remaining the same);
  credit impairment: increased ECL as default is certain and PD increases to 100%;
  discount unwind within ECL as it is measured on a present value basis;
  derecognition of instruments in the period;
  change in individual asset quality of instruments;
  portfolio effect of updating forward-looking scenarios and the respective weights;
  movements from a “maximum 12-month ECL” to the recognition of “lifetime ECL” (and vice versa) following transfers between the stages 1, 2 and 3 (SICR or credit-impairment status);
  changes in credit risk and / or economic forecasting models or updates to model parameters;
  foreign exchange translations for assets denominated in foreign currencies and other movements.

The following table explains the changes in the ECL allowances and provisions for Loans and advances to customers, Loans to financial advisors and off-balance sheet financial instruments and other credit lines between the beginning and the end of the period due to the factors listed on the previous page.

	Development of ECL allowances and provisions
USD million	Total	Stage 1	Stage 2	Stage 3
Balance as of 1 January 2018	(1,117)	(141)	(193)	(783)
ECL movements due to stage transfer (profit or loss neutral)[1]	0	(97)	95	2
ECL movements with profit or loss impact[2]	(104)	66	(83)	(88)
Net movement from new and derecognized transactions[3]	(10)	(44)	15	19
of which: Private clients with mortgages	(3)	(6)	4	0
of which: Real estate financing	(3)	(8)	5	0
of which: Large corporate clients	2	(6)	1	8
of which: SME clients	(10)	(14)	4	0
Book quality movements	(89)	112	(87)	(114)
Remeasurements due to stage transfers[4]	(16)	95	(103)	(7)
of which: Private clients with mortgages	(11)	54	(63)	(1)
of which: Real estate financing	5	24	(19)	0
of which: Large corporate clients	(1)	0	(3)	1
of which: SME clients	1	7	(7)	0
Remeasurements without stage transfers[5]	(73)	17	16	(106)
of which: Private clients with mortgages	(9)	2	(3)	(7)
of which: Real estate financing	8	4	12	(8)
of which: Large corporate clients	(56)	(2)	(6)	(48)
of which: SME clients	(55)	9	6	(70)
Model and methodology changes[6]	(13)	(2)	(11)	0
Other allowance and provision movements	227	10	1	216
Write-offs / recoveries[7]	200	1	0	199
Reclassifications[8]	25	7	3	15
Foreign exchange movements[9]	8	0	0	8
Other	(6)	2	(1)	(6)
Balance as of 31 December 2018	(1,002)	(162)	(180)	(661)
1 Represents ECL allowances and provisions prior to ECL remeasurement due to stage transfer. 2 Includes ECL movements from new and derecognized transactions, book quality changes, model and methodology changes and foreign exchange rates. 3 Represents the increase and decrease in allowances and provisions resulting from financial instruments (including guarantees and facilities) that were newly originated, purchased or renewed and from the final derecognition of loans or facilities on their maturity date or earlier. 4 Represents the remeasurement between 12-month and lifetime ECL due to stage transfers. 5 Represents the change in allowances and provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value. 6 Represents the change in the allowances and provisions related to changes in models and methodologies. 7 Represents the decrease in allowances and provisions resulting from write-offs of the ECL allowance against the gross carrying amount when all or part of a financial asset is deemed uncollectible or forgiven. 8 Represents reclassifications to Other assets measured at amortized cost. 9 Represents the change in allowances and provisions related to movements in foreign exchange rates.

d) Maximum exposure to credit risk

The tables on the following pages provide the Group’s maximum exposure to credit risk for financial instruments subject to ECL and the respective collateral and other credit enhancements mitigating credit risk for these classes of financial instruments.

The maximum exposure to credit risk includes the carrying amounts of financial instruments recognized on the balance sheet subject to credit risk and the notional amounts for off-balance sheet arrangements. Where information is available, collateral is presented at fair value. For other collateral, such as real estate, a reasonable alternative value is used. Credit enhancements, such as credit derivative contracts and guarantees, are included at their notional amounts. Both are capped at the maximum exposure to credit risk for which they serve as security. The “Risk management and control” section of this report describes management’s view of credit risk and the related exposures, which can differ in certain respects from the requirements of IFRS.

Maximum exposure to credit risk
	31.12.18
		Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion	Maximum exposure to credit risk	Cash collateral received	Collateralized by securities	Secured by real estate	Other collateral[1]	Netting	Credit derivative contracts	Guarantees
Financial assets measured at amortized cost on the balance sheet
Cash and balances at central banks	108.4								108.4
Loans and advances to banks[2]	16.9		0.1						16.8
Receivables from securities financing transactions	95.3		92.5		2.5				0.3
Cash collateral receivables on derivative instruments[3,4]	23.6					14.5			9.1
Loans and advances to customers[5]	320.4	17.0	104.4	167.1	16.2		0.0	1.2	14.3
Other financial assets measured at amortized cost	22.6	0.1	0.4	0.0	1.1				20.9
Total financial assets measured at amortized cost	587.1	17.2	197.4	167.2	19.9	14.5	0.0	1.2	169.8
Financial assets measured at fair value through other comprehensive income – debt	6.7								6.7
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL	593.8	17.2	197.4	167.2	19.9	14.5	0.0	1.2	176.5
Guarantees[6]	18.1	1.3	2.5	0.1	1.2			2.7	10.2
Loan commitments[6]	31.2	0.4	2.8	1.5	5.7		0.2	0.7	19.8
Forward starting transactions, reverse repurchase and securities borrowing agreements	0.9		0.9						0.0
Committed unconditionally revocable credit lines	36.6	1.1	6.5	4.2	3.9				21.0
Total maximum exposure to credit risk not reflected on the balance sheet, in scope of ECL	86.8	2.8	12.7	5.8	10.8	0.0	0.2	3.4	51.0
Maximum exposure to credit risk (continued)
	31.12.17
		Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion	Maximum exposure to credit risk	Cash collateral received	Collateralized by securities	Secured by real estate	Other collateral[1]	Netting	Credit derivative contracts	Guarantees
Financial assets measured at amortized cost on the balance sheet
Cash and balances at central banks	90.0								90.0
Loans and advances to banks[2]	14.1		0.1					0.0	14.0
Receivables from securities financing transactions	92.0		87.2		4.3				0.4
Cash collateral receivables on derivative instruments[3,4]	24.0					12.8			11.3
Loans and advances to customers[5]	326.7	16.5	114.3	164.3	15.2		0.0	1.4	15.1
Other financial assets measured at amortized cost	37.8	0.1	20.0		1.1				16.7
Total financial assets measured at amortized cost	584.7	16.6	221.6	164.3	20.7	12.8	0.0	1.4	147.4
Financial assets measured at fair value through other comprehensive income – debt	8.1								8.1
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL	592.8	16.6	221.6	164.3	20.7	12.8	0.0	1.4	155.6
Guarantees[6]	17.7	1.0	2.1	0.2	1.3		0.0	3.1	9.9
Loan commitments[6]	32.1	0.0	2.9	1.1	5.8		0.1	1.2	21.0
Forward starting transactions, reverse repurchase and securities borrowing agreements	13.0		12.8						0.3
Total maximum exposure to credit risk not reflected on the balance sheet, in scope of ECL	62.8	1.1	17.8	1.2	7.1	0.0	0.1	4.3	31.2
1 Includes but is not limited to life insurance contracts, inventory, accounts receivable, mortgage loans, patents and copyrights. 2 Loans and advances to banks include amounts held with third-party banks on behalf of clients. The credit risk associated with these balances may be borne by those clients. 3 Included within Cash collateral receivables on derivative instruments are margin balances due from exchanges or clearing houses. Some of these margin balances reflect amounts transferred on behalf of clients who retain the associated credit risk. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 25 for more information. 5 Collateral arrangements generally incorporate a range of collateral, including cash, securities, property and other collateral. 6 The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to Note 34 for more information.

Prior-period information is presented under IAS 39 requirements.

e) Financial assets subject to credit risk by rating category

The table below shows the credit quality and the maximum exposure to credit risk based on the Group’s internal credit rating system and year-end stage classification. With the transition to IFRS 9, the credit risk rating reflects the Group’s assessment of the probability of default of individual counterparties, prior to substitutions. The amounts presented are gross of impairment allowances.

  Refer to the “Risk management and control” section of this report for more details on the Group’s internal grading system

Financial assets subject to credit risk by rating category
USD million	31.12.18
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired (defaulted)	Total gross carrying amount	ECL allowances	Net carrying amount (maximum exposure to credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks	103,635	4,735	0	0	0	0	108,370	0	108,370
of which: stage 1	103,635	4,735	0	0	0	0	108,370	0	108,370
Loans and advances to banks	829	13,462	1,347	927	307	3	16,875	(7)	16,868
of which: stage 1	829	13,462	1,347	763	268	0	16,669	(4)	16,666
of which: stage 2	0	0	0	164	39	0	203	(1)	202
of which: stage 3	0	0	0	0	0	3	3	(3)
Receivables from securities financing transactions	29,065	24,653	13,602	26,865	1,165	0	95,350	(2)	95,349
of which: stage 1	29,065	24,653	13,602	26,865	1,165	0	95,350	(2)	95,349
Cash collateral receivables on derivative instruments	5,136	10,042	5,282	3,040	101	0	23,601	0	23,602
of which: stage 1	5,136	10,042	5,282	3,040	101	0	23,601	0	23,602
Loans and advances to customers	3,642	172,742	52,566	73,863	16,014	2,297	321,124	(772)	320,352
of which: stage 1	3,621	172,002	49,277	62,305	11,111	0	298,316	(69)	298,248
of which: stage 2	20	740	3,289	11,558	4,903	0	20,510	(155)	20,357
of which: stage 3	0	0	0	0	0	2,297	2,297	(549)	1,748
Other financial assets measured at amortized cost	13,409	676	313	7,460	274	586	22,718	(155)	22,563
of which: stage 1	13,409	676	313	7,235	272	0	21,905	(43)	21,862
of which: stage 2	0	0	0	225	2	0	227	(4)	223
of which: stage 3	0	0	0	0	0	586	586	(109)	478
Total financial assets measured at amortized cost	155,716	226,310	73,110	112,155	17,861	2,886	588,039	(937)	587,104
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments	3,889	2,702	0	76	0	0	6,667	0	6,667
Total on-balance sheet financial instruments	159,605	229,012	73,110	112,231	17,861	2,886	594,706	(937)	593,771
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Off-balance sheet positions subject to expected credit loss by rating category
USD million	31.12.18
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired(defaulted)	Total carrying amount (maximum exposure to credit risk)	ECL provision
Off-balance sheet financial instruments
Guarantees	979	6,673	3,859	5,415	1,006	215	18,147	(43)
of which: stage 1	978	6,670	3,849	5,012	811		17,320	(7)
of which: stage 2		3	10	402	195	0	610	(2)
of which: stage 3	0	0	0	0		215	215	(34)
Irrevocable loan commitments	2,088	11,667	6,519	6,479	4,404	55	31,212	(37)
of which: stage 1	2,088	11,667	6,519	6,296	4,019	1	30,590	(32)
of which: stage 2	0	0	0	183	385	0	568	(5)
of which: stage 3	0	0	0	0		53	53	0
Forward starting reverse repurchase and securities borrowing agreements	25	510	150	251	0	0	936	0
Total off-balance sheet financial instruments	3,092	18,850	10,528	12,145	5,410	270	50,295	(80)
Other credit lines
Committed unconditionally revocable credit lines	776	10,899	5,282	11,499	8,084	93	36,633	(35)
of which: stage 1	768	10,871	5,152	10,727	7,603		35,121	(19)
of which: stage 2	8	28	130	772	481	0	1,419	(16)
of which: stage 3	0				0	93	93
Irrevocable committed prolongation of existing loans	27	1,346	889	902	154	21	3,339	(1)
of which: stage 1	27	1,315	680	701	137	0	2,860	(1)
of which: stage 2	0	31	209	200	17	0	457	0
of which: stage 3	0	0	0			21	21	0
Total other credit lines	803	12,245	6,171	12,401	8,238	114	39,972	(36)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Financial assets subject to credit risk by rating category
USD billion	31.12.17
	Gross carrying amount per rating category
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired (defaulted)	Total gross carrying amount
Financial assets measured at amortized cost
Cash and balances at central banks	89.6	0.5	0.0				90.0
Loans and advances to banks	0.6	10.8	1.4	0.9	0.3		14.1
Receivables from securities financing transactions	24.9	37.3	17.2	10.7	1.8		92.0
Cash collateral receivables on derivative instruments	6.6	10.0	5.7	1.6	0.1		24.0
Loans and advances to customers	3.2	165.9	66.9	71.3	17.9	1.5	326.7
Other financial assets measured at amortized cost	9.4	1.1	8.9	17.1	1.0	0.3	37.8
Total financial assets measured at amortized cost	134.4	225.6	100.1	101.5	21.1	1.9	584.7
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments	7.0	1.0		0.1			8.1
Total on-balance sheet financial instruments	141.4	226.6	100.1	101.6	21.1	1.9	592.8
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.
Off-balance sheet positions subject to expected credit loss by rating category
USD billion	31.12.17
	Gross carrying amount per rating category						Total carrying amount (maximum exposure to credit risk)
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired(defaulted)
Off-balance sheet financial instruments
Guarantees	1.2	8.5	4.2	2.8	0.8	0.2	17.7
Irrevocable loan commitments	2.0	13.5	7.8	5.2	3.6		32.1
Forward starting reverse repurchase and securities borrowing agreements		13.0					13.0
Total off-balance sheet financial instruments	3.2	34.9	12.0	8.1	4.4	0.2	62.8
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Prior-period information is presented under IAS 39 requirements.

f) Credit-impaired financial instruments at amortized cost

The credit risk in the Group’s portfolio is actively managed by taking collateral against exposures and by utilizing credit hedging. Collateral held against the credit-impaired loan exposure (stage 3) mainly consisted of real estate and securities. It is the Group’s policy to dispose of foreclosed real estate as soon as practicable. The carrying amount of foreclosed property recorded in our balance sheet at the end of 2018 and 2017 amounted to USD 60 million and USD 61 million, respectively. The Bank seeks to liquidate collateral held in the form of financial assets expeditiously and at prices considered fair. This may require us to purchase assets for our own account, where permitted by law, pending orderly liquidation. Financial assets that are credit-impaired and related collateral held in order to mitigate potential losses are shown in the table below.

USD million	31.12.18
	Gross carrying amount	Allowance for expected credit losses	Net carrying amount	Collateral / credit enhancements
Loans and advances to banks	3	(3)	0	0
Loans and advances to customers	2,297	(549)	1,748	1,654
of which: Private clients with mortgages	836	(39)	796	796
of which: Real estate financing	54	(16)	38	30
of which: Large corporate clients	170	(82)	88	79
of which: SME clients	888	(256)	632	561
of which: Lombard	31	(17)	14	14
Other financial assets measured at amortized cost	586	(109)	478	12
Total credit-impaired financial assets measured at amortized cost	2,886[1]	(660)[1]	2,226	1,666

Guarantees	215	(34)		84
of which: Large corporate clients	127	(6)		79
of which: SME clients	77	(25)		5
Loan commitments	53	0		8
Committed unconditionally revocable credit lines	93	0		9
Irrevocable committed prolongation of existing loans	22	0		0
Total off-balance sheet financial instruments and other credit lines	383[1]	(34)[1]		102

	31.12.17
USD million	Gross carrying amount	Allowance for expected credit losses	Net carrying amount	Collateral / credit enhancements
Loans and advances to customers	1,104	(672)	432	210
Guarantees and loan commitments	204	(34)		5
Total credit-impaired financial assets	1,308[2]	(706)[2]	432	215
1 Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 1c for more information on the adoption of IFRS 9. 2 December 2017 numbers do not include exposure of USD 0.3 billion presented on the balance sheet as other assets.

g) Sensitivity analysis

As outlined in Note 1a, ECL estimates involve significant uncertainties at the time they are made.

ECL model

The models applied to determine point-in-time PD and LGD rely on market and statistical data, which have been found to correlate well with historically observed defaults in sufficiently homogeneous segments. The risk sensitivity of each of our IFRS 9 reporting segments to such factors has been summarized in Note 10.

Emerging new systematic risk factors may not be sufficiently taken into account by existing models and affect their responsiveness to a changing environment. This risk is deemed to be immaterial and monitored through regular model review processes; in particular, it is deemed to be of less importance for the large books of mortgage loans, where risk drivers tend to be stable.

Statistically derived models, which perform well on a reasonably sized and homogeneous portfolio, may show weakness in smaller-sized sub-portfolios, for which other or differently weighted factors may be more relevant criteria. Where risk experts conclude that the output of a general model is not in line with what they would have expected for a specific portfolio segment, and that this would be material for ECL, overlays would be recommended based on management judgment.

ECL estimations for segments where the PD is homogeneous, but the credit exposure is not, may prove to be inaccurate – even though all parameters were accurately predicted – as the actual amount of loss depends on the exposure of the position that defaulted. This observation is less relevant in retail-type portfolios with smaller individual exposures from mortgage loans or financings of SME, but may become important in the large corporate client portfolios in the Investment Bank and Personal & Corporate Banking.

Forward-looking scenarios

Depending on the scenario selection and related macro-economic assumptions for the risk factors, the components of the relevant weighted average ECL change. This is particularly relevant for interest rates, which can take both directions under a given growth assumption (for example, low growth with high interest rates in a stagflation scenario, versus low growth and falling interest rates in a recession). Management will look for scenario narratives that are expected to address the risks of a credit portfolio, while at the same time meeting the requirements of IFRS 9 to avoid bias.

As forecasting models are complex due to the combination of multiple factors, simple what-if analyses by changing individual parameters do not provide reasonable information on the exposure of segments to changes in the macroeconomy. Portfolio-specific analyses based on their key risk factors would also not be additive as potential compensatory effects in other segments would be ignored. Sensitivities at Group level can only be meaningfully assessed in the context of coherent scenarios with consistently developed macroeconomic factors.

The table below indicates the potential effect of changing economic conditions on ECL for stage 1 and stage 2 positions by disclosing for each scenario (see Note 23b) and material portfolio the corresponding ECL output. The effect of applying scenarios is not linear across the portfolio, with a significant impact observed in the mortgage loan books as the potential effect of rising interest rates manifests itself in the mild downside scenario, with high unemployment rates combined with a marked correction of house prices contributing to high expected losses in the severe downside scenario.

Potential effect of changing economic conditions

	Scenarios
	Weighted average		Baseline		Upside		Mild downside		Severe downside
USD million, unless otherwise indicated	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline
Segmentation
Private clients with mortgages	102	275	37	100	29	78	173	468	365	988
Real estate financing	61	150	41	100	32	79	80	198	119	293
Large corporate clients	47	133	35	100	31	89	46	130	108	308
SME clients	34	118	29	100	28	97	39	135	63	216
Other segments	115	122	95	100	83	88	135	142	171	180
Total	359	152	237	100	204	86	473	200	826	349

The forecasting horizon is limited to three years, with a model-based mean reversion of PD and LGD assumed thereafter. Changes to these timelines may have an effect on ECL; depending on the cycle, a longer or shorter forecasting horizon will lead to different annualized lifetime PD and average LGD estimations. This is currently not deemed to be material for UBS as a large share of positions, including mortgages in Switzerland, have a maturity that is within the forecasting horizon.

Scenario weights

ECL is sensitive to changing scenario weights, in particular, if narratives and parameters are selected that are not close to the baseline scenario, highlighting the non-linearity of credit losses.

As shown in the table on the previous page, the ECL for stage 1 and stage 2 positions would have been USD 237 million instead of USD 359 million if ECL had been determined solely on the baseline scenario. The weighted average ECL amounts therefore to 152% of the baseline value.

Stage allocation and SICR

The determination of what constitutes an SICR is based on management judgment as explained in Note 1a. Changing the SICR trigger will have a direct effect on ECL as more or fewer positions would be subject to lifetime ECL under any scenario.

Maturity profile

The maturity profile of the assets is an important driver for changes in ECL due to transfers to stage 2. The current maturity profile of most lending books is relatively short; hence a movement to stage 2 may have a limited effect on ECL. A significant portion of our lending to SME is documented under frame credit agreements, which allow for various forms of utilization but are unconditionally cancelable by UBS at any time. The relevant maturity for drawings under such agreements with a fixed maturity is the respective term, or maximum 12 months in stage 1. For unused credit lines and all drawings that have no fixed maturity (e.g., current accounts), UBS generally applies a 12-month maturity from the reporting date, given the credit review policies, which require either continuous monitoring of key indicators and behavioral patterns for smaller positions or an annual formal review for any other limit. The ECL for these products is sensitive to shortening or extending the maturity assumption.

UBS AG
Disclosure Of Provision Matrix [Line Items]
Disclosure Of Financial Assets Explanatory

Additional information

Note 23 Expected credit loss measurement

a) Expected credit losses in the period

Total net credit loss expenses amounted to USD 118 million in 2018, reflecting expected credit losses (ECL) of USD 23 million related to stage 1 and 2 positions and net losses of USD 95 million related to credit-impaired (stage 3) positions.

In the Investment Bank and Global Wealth Management, increased stage 1 and 2 ECL provisions recognized over the year primarily relate to loans and credit facilities originated during 2018 and to a lesser extent to changes in credit quality of existing assets. In Personal & Corporate Banking, ECL remained unchanged over the year primarily because increased ECL from new transactions and minor changes in applied credit risk models were offset by ECL net recoveries as a lower proportion of transactions was subject to stage 2 classification.

Stage 3 net losses of USD 95 million were recognized across a number of defaulted positions, mainly in Personal & Corporate Banking (USD 56 million) and to a lesser extent in the Investment Bank (USD 29 million).

b) Changes to ECL models, scenarios, scenario weights and key inputs

Refer to Note 1a and 1c for information on ECL models, scenarios, scenario weights and key inputs applied at transition to IFRS 9 as of 1 January 2018. No changes were applied to the determination of a significant increase in credit risk (SICR) and the ECL measurement period during the year 2018. Apart from updating market data, such as house prices, equity indices and foreign exchange rates, and macroeconomic factors, such as gross domestic product (GDP) and unemployment rates, no significant changes were applied to the models used to calculate ECL during the year 2018.

The four scenarios and the related macroeconomic factors were reviewed in light of the economic and political conditions prevailing at year-end 2018. UBS has determined that the fundamental risk assessment made upon transition to IFRS 9 on 1 January 2018 is still appropriate and that potential developments remain suitably covered by the baseline scenario, which is aligned with the business plan, and the three additional scenarios introduced to capture potential non-linearity of credit losses required under IFRS 9. The key parameters (e.g., the real GDP growth, consumer price inflation, unemployment rate) of each scenario have been updated over the course of the year, but remained materially unchanged from what was applied at transition (refer to Note 1c). The key parameters applied as of 31 December 2018 are summarized in the table on the following page.

The determination of the scenario weights is subject to the process and governance outlined in Note 1a Section 3g. An econometric model is used to provide an input into the scenario weight assessment process giving a first indication of the probability that the GDP forecast used for each scenario would materialize, if historically observed deviations of GDP growth from trend growth were representative. As such historical analyses of GDP development do not include an assessment of the underlying economic or political causes, management positions the model output into the context of current conditions and future expectations and applies judgment in determining the final scenario weights. The reviews during 2018 reflected the increasing probability of a weakening economy in key markets, after a long spell of substantial expansion, and the uncertainties about the influence that several political developments with unforeseeable outcomes may have on future growth. At year-end 2018, management reflected these developments by giving more weight to the mild and severe downside scenarios compared to transition date.

Non-linearity of credit losses in relation to macroeconomic factors is usually most pronounced in portfolios that are most sensitive to interest rates, especially in the areas of mortgage loans to private clients and real estate financing. The mild downside scenario reflects a significant rise of interest rates as a key component and is also particularly relevant for credit risk management purposes.

As noted above, scenario weights are a reflection of risks identified during management’s assessment of economic and geopolitical risks and not a specific expectation that a particular narrative with its defined macroeconomic factors (e.g., interest rates) will materialize. Other scenarios for a mild downside with less focus on interest rates would, however, not have been representative of the potential asymmetry of loan losses in a downturn. A more severe recession can be triggered by political factors that cannot be modeled based on observed history; given this consideration, the weight assigned to the severe downside case was based on management’s assessment of the geopolitical risks that might affect all of our key markets and portfolios.

ECL scenario

Assigned weights in %

31.12.18

1.1.18

Upside

10.0

20.0

Baseline

45.0

42.5

Mild downside

35.0

30.0

Severe downside

10.0

7.5

	1-year shock				3-year cumulative shock
Key parameters	Upside	Baseline	Mild downside	Severe downside	Upside	Baseline	Mild downside	Severe downside
Real GDP growth (% change)
United States	5.5	2.8	(0.5)	(5.2)	9.9	7.0	0.0	(3.6)
Eurozone	4.3	1.8	(0.3)	(10.4)	8.5	4.7	0.7	(13.4)
Switzerland	5.0	2.0	(0.8)	(7.0)	9.4	5.5	(0.1)	(6.9)
Consumer price inflation (% change)
United States	3.5	2.1	4.9	(1.0)	10.4	5.5	11.1	0.6
Eurozone	2.4	1.6	2.8	(1.1)	8.1	5.3	6.2	(1.4)
Switzerland	1.4	0.9	1.8	(1.8)	7.1	2.8	4.2	(1.2)
Unemployment rate (%, average)
United States	(1.7)	(0.6)	0.6	3.4	(1.5)	(0.5)	1.8	2.9
Eurozone	(1.0)	(0.5)	0.0	3.2	(1.9)	(0.9)	0.1	3.7
Switzerland	(1.5)	(0.3)	0.6	4.3	(1.4)	0.1	1.6	5.3
Fixed income: 10-year government bonds (bps)
USD	61.0	3.9	187.5	(160.0)	249.1	5.7	262.5	(135.0)
EUR	40.0	22.0	75.0	(20.0)	146.7	60.7	225.0	(10.0)
CHF	48.0	19.7	187.5	(75.0)	208.0	53.2	262.5	(40.0)
Equity indices (% change)
S&P 500	14.8	5.8	(20.3)	(50.1)	38.7	15.1	(23.5)	(48.2)
EuroStoxx 50	17.0	6.0	(15.5)	(63.7)	38.4	15.6	(14.7)	(65.9)
SPI	13.9	4.2	(19.0)	(56.2)	37.1	10.4	(24.0)	(56.7)
Swiss real estate (% change)
Single-Family Homes	4.5	(0.3)	(7.3)	(15.2)	14.1	1.4	(15.8)	(27.0)
Other real estate (% change)
United States (S&P/Case-Shiller)	10.3	6.9	(2.7)	(16.0)	30.9	17.7	(17.0)	(22.1)
Eurozone (Housing Price Index)	4.9	1.9	(0.2)	(9.5)	15.4	8.2	3.0	(18.3)

c) Development of ECL allowances and provisions

The ECL allowances and provisions recognized in the period are impacted by a variety of factors, such as:

  origination of new instruments during the period;
  effect of passage of time as the ECL on an instrument for the remaining lifetime reduces (all other factors remaining the same);
  credit impairment: increased ECL as default is certain and PD increases to 100%;
  discount unwind within ECL as it is measured on a present value basis;
  derecognition of instruments in the period;
  change in individual asset quality of instruments;
  portfolio effect of updating forward-looking scenarios and the respective weights;
  movements from a “maximum 12-month ECL” to the recognition of “lifetime ECL” (and vice versa) following transfers between the stages 1, 2 and 3 (SICR or credit-impairment status);
  changes in credit risk and / or economic forecasting models or updates to model parameters;
  foreign exchange translations for assets denominated in foreign currencies and other movements.

The following table explains the changes in the ECL allowances and provisions for Loans and advances to customers, Loans to financial advisors and off-balance sheet financial instruments and other credit lines between the beginning and the end of the period due to the factors listed on the previous page.

	Development of ECL allowances and provisions
USD million	Total	Stage 1	Stage 2	Stage 3
Balance as of 1 January 2018	(1,117)	(141)	(193)	(783)
ECL movements due to stage transfer (profit or loss neutral)[1]	0	(97)	95	2
ECL movements with profit or loss impact[2]	(104)	66	(83)	(88)
Net movement from new and derecognized transactions[3]	(10)	(44)	15	19
of which: Private clients with mortgages	(3)	(6)	4	0
of which: Real estate financing	(3)	(8)	5	0
of which: Large corporate clients	2	(6)	1	8
of which: SME clients	(10)	(14)	4	0
Book quality movements	(89)	112	(87)	(114)
Remeasurements due to stage transfers[4]	(16)	95	(103)	(7)
of which: Private clients with mortgages	(11)	54	(63)	(1)
of which: Real estate financing	5	24	(19)	0
of which: Large corporate clients	(1)	0	(3)	1
of which: SME clients	1	7	(7)	0
Remeasurements without stage transfers[5]	(73)	17	16	(106)
of which: Private clients with mortgages	(9)	2	(3)	(7)
of which: Real estate financing	8	4	12	(8)
of which: Large corporate clients	(56)	(2)	(6)	(48)
of which: SME clients	(55)	9	6	(70)
Model and methodology changes[6]	(13)	(2)	(11)	0
Other allowance and provision movements	227	10	1	216
Write-offs / recoveries[7]	200	1	0	199
Reclassifications[8]	25	7	3	15
Foreign exchange movements[9]	8	0	0	8
Other	(6)	2	(1)	(6)
Balance as of 31 December 2018	(1,002)	(162)	(180)	(661)
1 Represents ECL allowances and provisions prior to ECL remeasurement due to stage transfer. 2 Includes ECL movements from new and derecognized transactions, book quality changes, model and methodology changes and foreign exchange rates. 3 Represents the increase and decrease in allowances and provisions resulting from financial instruments (including guarantees and facilities) that were newly originated, purchased or renewed and from the final derecognition of loans or facilities on their maturity date or earlier. 4 Represents the remeasurement between 12-month and lifetime ECL due to stage transfers. 5 Represents the change in allowances and provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value. 6 Represents the change in the allowances and provisions related to changes in models and methodologies. 7 Represents the decrease in allowances and provisions resulting from write-offs of the ECL allowance against the gross carrying amount when all or part of a financial asset is deemed uncollectible or forgiven. 8 Represents reclassifications to Other assets measured at amortized cost. 9 Represents the change in allowances and provisions related to movements in foreign exchange rates.

d) Maximum exposure to credit risk

The tables on the following pages provide UBS AG’s maximum exposure to credit risk for financial instruments subject to ECL and the respective collateral and other credit enhancements mitigating credit risk for these classes of financial instruments.

The maximum exposure to credit risk includes the carrying amounts of financial instruments recognized on the balance sheet subject to credit risk and the notional amounts for off-balance sheet arrangements. Where information is available, collateral is presented at fair value. For other collateral, such as real estate, a reasonable alternative value is used. Credit enhancements, such as credit derivative contracts and guarantees, are included at their notional amounts. Both are capped at the maximum exposure to credit risk for which they serve as security. The “Risk management and control” section of this report describes management’s view of credit risk and the related exposures, which can differ in certain respects from the requirements of IFRS.

Maximum exposure to credit risk
	31.12.18
		Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion	Maximum exposure to credit risk	Cash collateral received	Collateralized by securities	Secured by real estate	Other collateral[1]	Netting	Credit derivative contracts	Guarantees
Financial assets measured at amortized cost on the balance sheet
Cash and balances at central banks	108.4								108.4
Loans and advances to banks[2]	16.6		0.1						16.6
Receivables from securities financing transactions	95.3		92.5		2.5				0.3
Cash collateral receivables on derivative instruments[3,4]	23.6					14.5			9.1
Loans and advances to customers[5]	321.5	17.7	104.4	167.1	16.2		0.0	1.2	14.8
Other financial assets measured at amortized cost	22.6	0.1	0.4	0.0	1.1				21.0
Total financial assets measured at amortized cost	588.1	17.8	197.4	167.2	19.9	14.5	0.0	1.2	170.2
Financial assets measured at fair value through other comprehensive income – debt	6.7								6.7
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL	594.8	17.8	197.4	167.2	19.9	14.5	0.0	1.2	176.9
Guarantees[6]	18.1	1.3	2.5	0.1	1.2			2.7	10.2
Loan commitments[6]	31.2	0.4	2.8	1.5	5.7		0.2	0.7	19.8
Forward starting transactions, reverse repurchase and securities borrowing agreements	0.9		0.9						0.0
Committed unconditionally revocable credit lines	38.8	1.1	6.5	4.2	3.9				23.2
Total maximum exposure to credit risk not reflected on the balance sheet, in scope of ECL	89.0	2.8	12.7	5.8	10.8	0.0	0.2	3.4	53.2
Maximum exposure to credit risk (continued)
	31.12.17
		Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion	Maximum exposure to credit risk	Cash collateral received	Collateralized by securities	Secured by real estate	Other collateral[1]	Netting	Credit derivative contracts	Guarantees
Financial assets measured at amortized cost on the balance sheet
Cash and balances at central banks	90.0								90.0
Loans and advances to banks[2]	14.0	0.0	0.1					0.0	13.9
Receivables from securities financing transactions	92.0		87.2		4.3				0.4
Cash collateral receivables on derivative instruments[3,4]	24.0					12.8			11.3
Loans and advances to customers[5]	329.0	18.3	114.3	164.3	15.2		0.0	1.4	15.5
Other financial assets measured at amortized cost	37.9	0.1	20.0	0.0	1.1				16.7
Total financial assets measured at amortized cost	586.9	18.4	221.6	164.3	20.7	12.8	0.0	1.4	147.8
Financial assets measured at fair value through other comprehensive income – debt	8.1								8.1
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL	595.1	18.4	221.6	164.3	20.7	12.8	0.0	1.4	155.9
Guarantees[6]	17.7	1.0	2.1	0.2	1.3			3.1	9.9
Loan commitments[6]	32.1	0.0	2.9	1.1	5.8		0.1	1.2	21.0
Forward starting transactions, reverse repurchase and securities borrowing agreements	13.0		12.8						0.3
Total maximum exposure to credit risk not reflected on the balance sheet, in scope of ECL	62.8	1.1	17.8	1.2	7.1	0.0	0.1	4.3	31.2
1 Includes but is not limited to life insurance contracts, inventory, accounts receivable, mortgage loans, patents and copyrights. 2 Loans and advances to banks include amounts held with third-party banks on behalf of clients. The credit risk associated with these balances may be borne by those clients. 3 Included within Cash collateral receivables on derivative instruments are margin balances due from exchanges or clearing houses. Some of these margin balances reflect amounts transferred on behalf of clients who retain the associated credit risk. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 25 for more information. 5 Collateral arrangements generally incorporate a range of collateral, including cash, securities, property and other collateral. 6 The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to Note 34 for more information.

Prior-period information is presented under IAS 39 requirements.

e) Financial assets subject to credit risk by rating category

The table below shows the credit quality and the maximum exposure to credit risk based on UBS AG’s internal credit rating system and year-end stage classification. With the transition to IFRS 9, the credit risk rating reflects UBS AG’s assessment of the probability of default of individual counterparties, prior to substitutions. The amounts presented are gross of impairment allowances.

  Refer to the “Risk management and control” section of this report for more details on UBS AG’s internal grading system

Financial assets subject to credit risk by rating category
USD million	31.12.18
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired (defaulted)	Total gross carrying amount	ECL allowances	Net carrying amount (maximum exposure to credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks	103,635	4,735	0	0	0	0	108,370	0	108,370
of which: stage 1	103,635	4,735	0	0	0	0	108,370	0	108,370
Loans and advances to banks	829	13,286	1,302	922	307	3	16,649	(8)	16,641
of which: stage 1	829	13,286	1,302	758	268	0	16,443	(4)	16,439
of which: stage 2	0	0	0	164	39	0	203	(1)	202
of which: stage 3	0	0	0	0	0	3	3	(3)	0
Receivables from securities financing transactions	29,065	24,653	13,602	26,866	1,165	0	95,351	(2)	95,349
of which: stage 1	29,065	24,653	13,602	26,866	1,165	0	95,351	(2)	95,349
Cash collateral receivables on derivative instruments	5,136	10,044	5,282	3,040	101	0	23,603	0	23,603
of which: stage 1	5,136	10,044	5,282	3,040	101	0	23,603	0	23,603
Loans and advances to customers	3,641	173,454	52,806	74,042	16,014	2,297	322,255	(772)	321,482
of which: stage 1	3,621	172,714	49,517	62,484	11,111	0	299,448	(69)	299,379
of which: stage 2	20	740	3,289	11,558	4,903	0	20,510	(155)	20,355
of which: stage 3	0	0	0	0	0	2,297	2,297	(549)	1,748
Other financial assets measured at amortized cost	13,409	682	316	7,525	274	586	22,792	(156)	22,636
of which: stage 1	13,409	682	316	7,300	272	0	21,979	(43)	21,936
of which: stage 2	0	0	0	225	2	0	227	(4)	223
of which: stage 3	0	0	0	0	0	586	586	(109)	477
Total financial assets measured at amortized cost	155,715	226,854	73,308	112,395	17,861	2,886	589,020	(937)	588,081
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments	3,889	2,702	0	76	0	0	6,667	0	6,667
Total on balance sheet financial instruments	159,604	229,556	73,308	112,471	17,861	2,886	595,687	(937)	594,748
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Off-balance sheet positions subject to expected credit loss by rating category
USD million	31.12.18
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired(defaulted)	Total carrying amount (maximum exposure to credit risk)	ECL provision
Off-balance sheet financial instruments
Guarantees	978	6,673	3,859	5,415	1,006	215	18,146	(43)
of which: stage 1	978	6,670	3,849	5,013	811		17,321	(7)
of which: stage 2		3	10	402	195	0	610	(2)
of which: stage 3	0	0	0	0		215	215	(34)
Irrevocable loan commitments	2,088	11,667	6,519	6,480	4,405	53	31,212	(37)
of which: stage 1	2,088	11,667	6,519	6,297	4,020	0	30,591	(32)
of which: stage 2	0	0	0	183	385	0	568	(5)
of which: stage 3	0	0	0	0		53	53	0
Forward starting reverse repurchase and securities borrowing agreements	25	510	150	254	0	0	939	0
Total off balance sheet financial instruments	3,091	18,850	10,528	12,148	5,411	268	50,296	(80)
Other credit lines
Committed unconditionally revocable credit lines	776	12,426	5,332	12,140	8,084	93	38,851	(35)
of which: stage 1	768	12,398	5,202	11,367	7,603		37,338	(19)
of which: stage 2	8	28	130	773	481	0	1,420	(16)
of which: stage 3	0				0	93	93
Irrevocable committed prolongation of existing loans	27	1,346	889	901	154	22	3,339	(1)
of which: stage 1	27	1,315	680	701	137	0	2,860	(1)
of which: stage 2	0	31	209	200	17	0	457	0
of which: stage 3	0	0	0			22	22	0
Total other credit lines	803	13,772	6,221	13,041	8,238	115	42,190	(36)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Financial assets subject to credit risk by rating category
USD billion	31.12.17
	Gross carrying amount per rating category
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired (defaulted)	Total gross carrying amount
Financial assets measured at amortized cost
Cash and balances at central banks	89.6	0.5	0.0				90.0
Loans and advances to banks	0.6	10.8	1.4	0.9	0.3		14.1
Receivables from securities financing transactions	24.9	37.3	17.2	10.7	1.8		92.0
Cash collateral receivables on derivative instruments	6.6	10.0	5.7	1.6	0.1		24.0
Loans and advances to customers	3.2	165.9	66.9	71.3	17.9	1.5	326.7
Other financial assets measured at amortized cost	9.4	1.1	8.9	17.1	1.0	0.3	37.8
Total financial assets measured at amortized cost	134.4	225.6	100.1	101.5	21.1	1.9	584.7
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments	7.0	1.0		0.1			8.1
Total on-balance sheet financial instruments	141.4	226.6	100.1	101.6	21.1	1.9	592.8
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.
Off-balance sheet positions subject to expected credit loss by rating category
USD billion	31.12.17
	Gross carrying amount per rating category						Total carrying amount (maximum exposure to credit risk)
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired(defaulted)
Off-balance sheet financial instruments
Guarantees	1.2	8.5	4.2	2.8	0.8	0.2	17.7
Irrevocable loan commitments	2.0	13.5	7.8	5.2	3.6		32.1
Forward starting reverse repurchase and securities borrowing agreements		13.0					13.0
Total off-balance sheet financial instruments	3.2	34.9	12.0	8.1	4.4	0.2	62.8
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Prior-period information is presented under IAS 39 requirements.

f) Credit-impaired financial instruments at amortized cost

The credit risk in UBS AG’s portfolio is actively managed by taking collateral against exposures and by utilizing credit hedging. Collateral held against the credit-impaired loan exposure (stage 3) mainly consisted of real estate and securities. It is UBS AG’s policy to dispose of foreclosed real estate as soon as practicable. The carrying amount of foreclosed property recorded in our balance sheet at the end of 2018 and 2017 amounted to USD 60 million and USD 61 million, respectively. The Bank seeks to liquidate collateral held in the form of financial assets expeditiously and at prices considered fair. This may require us to purchase assets for our own account, where permitted by law, pending orderly liquidation. Financial assets that are credit-impaired and related collateral held in order to mitigate potential losses are shown in the table below.

USD million	31.12.18
	Gross carrying amount	Allowance for expected credit losses	Net carrying amount	Collateral / credit enhancements
Loans and advances to banks	3	(3)	0	0
Loans and advances to customers	2,297	(549)	1,748	1,654
of which: Private clients with mortgages	836	(39)	796	796
of which: Real estate financing	54	(16)	38	30
of which: Large corporate clients	170	(82)	88	79
of which: SME clients	888	(256)	632	561
of which: Lombard	31	(17)	14	14
Other financial assets measured at amortized cost	586	(109)	478	12
Total credit-impaired financial assets measured at amortized cost	2,886[1]	(660)[1]	2,226	1,666

Guarantees	215	(34)		84
of which: Large corporate clients	127	(6)		79
of which: SME clients	77	(25)		5
Loan commitments	53	0		8
Committed unconditionally revocable credit lines	93	0		9
Irrevocable committed prolongation of existing loans	22	0		0
Total off-balance sheet financial instruments and other credit lines	383[1]	(34)[1]		102

	31.12.17
USD million	Gross carrying amount	Allowance for expected credit losses	Net carrying amount	Collateral / credit enhancements
Loans and advances to customers	1,104	(672)	432	210
Guarantees and loan commitments	204	(34)		5
Total credit-impaired financial assets	1,308[2]	(706)[2]	432	215
1 Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 1c for more information on the adoption of IFRS 9. 2 December 2017 numbers do not include exposure of USD 0.3 billion presented on the balance sheet as other assets.

g) Sensitivity analysis

As outlined in Note 1a, ECL estimates involve significant uncertainties at the time they are made.

ECL model

The models applied to determine point-in-time PD and LGD rely on market and statistical data, which have been found to correlate well with historically observed defaults in sufficiently homogeneous segments. The risk sensitivity of each of our IFRS 9 reporting segments to such factors has been summarized in Note 10.

Emerging new systematic risk factors may not be sufficiently taken into account by existing models and affect their responsiveness to a changing environment. This risk is deemed to be immaterial and monitored through regular model review processes; in particular, it is deemed to be of less importance for the large books of mortgage loans, where risk drivers tend to be stable.

Statistically derived models, which perform well on a reasonably sized and homogeneous portfolio, may show weakness in smaller-sized sub-portfolios, for which other or differently weighted factors may be more relevant criteria. Where risk experts conclude that the output of a general model is not in line with what they would have expected for a specific portfolio segment, and that this would be material for ECL, overlays would be recommended based on management judgment.

ECL estimations for segments where the PD is homogeneous, but the credit exposure is not, may prove to be inaccurate – even though all parameters were accurately predicted – as the actual amount of loss depends on the exposure of the position that defaulted. This observation is less relevant in retail-type portfolios with smaller individual exposures from mortgage loans or financings of SME, but may become important in the large corporate client portfolios in the Investment Bank and Personal & Corporate Banking.

Forward-looking scenarios

Depending on the scenario selection and related macro-economic assumptions for the risk factors, the components of the relevant weighted average ECL change. This is particularly relevant for interest rates, which can take both directions under a given growth assumption (for example, low growth with high interest rates in a stagflation scenario, versus low growth and falling interest rates in a recession). Management will look for scenario narratives that are expected to address the risks of a credit portfolio, while at the same time meeting the requirements of IFRS 9 to avoid bias.

As forecasting models are complex due to the combination of multiple factors, simple what-if analyses by changing individual parameters do not provide reasonable information on the exposure of segments to changes in the macroeconomy. Portfolio-specific analyses based on their key risk factors would also not be additive as potential compensatory effects in other segments would be ignored. Sensitivities at the UBS AG level can only be meaningfully assessed in the context of coherent scenarios with consistently developed macroeconomic factors.

The table below indicates the potential effect of changing economic conditions on ECL for stage 1 and stage 2 positions by disclosing for each scenario (see Note 23b) and material portfolio the corresponding ECL output. The effect of applying scenarios is not linear across the portfolio, with a significant impact observed in the mortgage loan books as the potential effect of rising interest rates manifests itself in the mild downside scenario, with high unemployment rates combined with a marked correction of house prices contributing to high expected losses in the severe downside scenario.

Potential effect of changing economic conditions

	Scenarios
	Weighted average		Baseline		Upside		Mild downside		Severe downside
USD million, unless otherwise indicated	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline
Segmentation
Private clients with mortgages	102	275	37	100	29	78	173	468	365	988
Real estate financing	61	150	41	100	32	79	80	198	119	293
Large corporate clients	47	133	35	100	31	89	46	130	108	308
SME clients	34	118	29	100	28	97	39	135	63	216
Other segments	115	122	95	100	83	88	135	142	171	180
Total	359	152	237	100	204	86	473	200	826	349

The forecasting horizon is limited to three years, with a model-based mean reversion of PD and LGD assumed thereafter. Changes to these timelines may have an effect on ECL; depending on the cycle, a longer or shorter forecasting horizon will lead to different annualized lifetime PD and average LGD estimations. This is currently not deemed to be material for UBS AG as a large share of positions, including mortgages in Switzerland, have a maturity that is within the forecasting horizon.

Scenario weights

ECL is sensitive to changing scenario weights, in particular, if narratives and parameters are selected that are not close to the baseline scenario highlighting the non-linearity of credit losses.

As shown in the table on the previous page, the ECL for stage 1 and stage 2 positions would have been USD 237 million instead of USD 359 million if ECL had been determined solely on the baseline scenario. The weighted average ECL amounts therefore to 152% of the baseline value.

Stage allocation and SICR

The determination of what constitutes an SICR is based on management judgment as explained in Note 1a. Changing the SICR trigger will have a direct effect on ECL as more or fewer positions would be subject to lifetime ECL under any scenario.

Maturity profile

The maturity profile of the assets is an important driver for changes in ECL due to transfers to stage 2. The current maturity profile of most lending books is relatively short; hence a movement to stage 2 may have a limited effect on ECL. A significant portion of our lending to SME is documented under frame credit agreements, which allow for various forms of utilization but are unconditionally cancelable by UBS AG at any time. The relevant maturity for drawings under such agreements with a fixed maturity is the respective term, or maximum 12 months in stage 1. For unused credit lines and all drawings that have no fixed maturity (e.g., current accounts), UBS AG generally applies a 12-month maturity from the reporting date, given the credit review policies, which require either continuous monitoring of key indicators and behavioral patterns for smaller positions or an annual formal review for any other limit. The ECL for these products is sensitive to shortening or extending the maturity assumption.